Employee benefit plans	12 Months Ended
Mar. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Employee benefit plans
Employee benefit plans
The Company and its subsidiaries match voluntary contributions made by employees to their Registered Retirement Savings Plans to a maximum of 5% of base salary for each employee. Contributions made by the Company during the year ended March 31, 2013 were $2,057 (2012 – $2,083; 2011 – $1,689).